Property and Equipment (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	₪ 3,582	₪ 4,008	₪ 2,612	$ 1,033
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	12,536	10,366	8,977
Additions	447	2,170	1,389
Carrying amount at end of year	12,983	12,536	10,366
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	8,528	7,754	6,970
Additions	873	774	784
Carrying amount at end of year	9,401	8,528	7,754
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	51	79	93
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	702	662	598
Additions	16	40	64
Disposals
Carrying amount at end of year	718	702	662
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	623	569	520
Additions	44	54	49
Disposals
Carrying amount at end of year	667	623	569
Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	260	286	309
Office furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	500	496	438
Additions	1	4	58
Carrying amount at end of year	501	500	496
Office furniture [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	214	187	161
Additions	27	27	26
Carrying amount at end of year	241	214	187
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	989	1,341	1,457
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	5,467	5,183	3,983
Additions	68	284	1,200
Carrying amount at end of year	5,535	5,467	5,183
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	4,126	3,726	3,371
Additions	420	400	355
Carrying amount at end of year	4,546	4,126	3,726
Greenhouse equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	62	269	523
Greenhouse equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	2,982	2,982	2,982
Carrying amount at end of year	2,982	2,982	2,982
Greenhouse equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	2,713	2,459	2,199
Additions	207	254	260
Carrying amount at end of year	2,920	2,713	2,459
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance	2,220	2,033	230
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	2,885	1,043	976
Additions	362	1,842	67
Carrying amount at end of year	3,247	2,885	1,043
Leasehold improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	852	813	719
Additions	175	39	94
Carrying amount at end of year	1,027	852	₪ 813
Purification production site [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year	1,842
Carrying amount at end of year	2,100	1,842
Purification production site [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount at beginning of year
Carrying amount at end of year	₪ 92